Fair value measurements	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair value measurements
2 1	Fair value measurements

ASC
820-10,
Fair Value Measurements and Disclosures: Overall
, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets
Level 2 — Include other inputs that are directly or indirectly observable in the marketplace
Level 3 — Unobservable inputs which are supported by little or no market activity
ASC
820-10
describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
Assets and liabilities measured or disclosed at fair value
The Company measures derivative assets at fair value on a recurring basis. The derivative assets are classified within Level 2 as the fair value is measured by using inputs derived from or corroborated by observable market data.
The Company’s
non-financial
long-lived assets, such as intangible assets and property and equipment, would be measured at fair value only if they were determined to be impaired. Company uses a combination of valuation methodologies, including market approach based on the Company’s best estimate to determine the fair value of these non-financial
assets. The Company measures
non-recurring
fair value measurements as of the observable transaction dates. The fair value (Level 2) was evaluated for certain property and equipment based on quoted prices for similar assets in markets that are not active.
The Company measures certain financial assets, including equity securities accounted for at fair value using measurement alternative at fair value on a non-recurring
basis only if an impairment loss or upward valuation were to be recognized.

For the year ended December 31, 2021, assets measured at fair value are summarized below:

		Fair value measurement at December 31, 2021 using
	Total Fair Value at December 31, 2021	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value adjustment
	RMB	RMB	RMB	RMB	RMB
Fair value measurements on a recurring basis
Derivative assets	5,989	—	5,989	—	5,989
Fair value measurement on a non-recurring basis
Equity investments accounted for at fair value using the alternative measurement (i)	585	—	—	585	(25,340)

Total assets and liabilities measured at fair value	6,574	—	5,989	585	(19,351)
For the year ended December 31, 2022, assets measured at fair value are summarized below:

			Fair value measurement at December 31, 2022 using
	Total Fair Value at December 31, 2022		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value adjustment
	RMB	USD	RMB	RMB	RMB	RMB
Fair value measurement on a non-recurring basis
Equity investments accounted for at fair value using the alternative measurement (i)	—	—	—	—	—	(6,726)
Property and equipment, net (ii)	10,991	1,594	—	10,991	—	(22,400)

Total assets and liabilities measured at fair value	10,991	1,594	—	10,991	—	(29,126)

(i)
When there is impairment of equity securities accounted for under the measurement alternative, the non-recurring fair value measurements are measured at the date of impairment. Estimating the fair value of investees without observable market prices is highly judgemental due to the subjectivity of the unobservable inputs (level 3) used in the valuation methodologies used to determine fair value. The Company recognized impairment charges of long-term investments during the years ended December 31, 2021 and 2022 based on the financial situation and expected

a
mount to be received upon liquidation of the equity investee.

(ii)
The property and equipment impairment loss was a result of the “Going -Cloud” project undertaken, and was included in the consolidated statement of comprehensive income for the year ended December 31, 2022. The Company’s “Going-Cloud” project is a transition to use cloud based servers for a portion of our infrastructure needs, whereas the Company completely operated and maintained self-owned servers previously.